Property and Equipment, Net	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024
Property and Equipment, Net [Abstract]
Property and equipment, net
11	Property and equipment, net

The components of property and equipment were as follows:

(In USD) As at	Estimated useful life	December 31, 2024	March 31, 2024

Devices	3 - 5 years	$3,107,319	$3,274,998
Computer equipments	2 - 7 years	550,939	603,864
Office equipments	3 - 10 years	229,025	245,545
Furniture and fixtures	10 years	1,718	7,398
Total, at cost		3,889,001	4,131,805
Less: Accumulated depreciation		(2,741,574)	(2,572,825)
		$1,147,427	$1,558,980

Right-of-use assets under finance leases:

Vehicles, at cost	$4,009,932	$4,117,406
Accumulated depreciation	(4,009,932)	(4,117,406)
	$-	$-

Total property and equipment, net	$1,147,427	$1,558,980

Depreciation expense for the three months and nine months ended December 31, 2024 was $89,552 and $302,715 respectively and for the three months and nine months ended December 31, 2023 was $244,051 and $754,658, respectively. Depreciation expense has been shown under cost of revenue amounting to $73,683 and $222,862 for the three months and nine months ended December 31, 2024 respectively ($205,260 and $624,630 respectively for three months and nine month ended December 31, 2023) and under General and administrative expenses amounting to $15,869 and $79,853 for the three months and nine months ended December 31, 2024 respectively ($38,791 and $130,028 respectively for three months and nine months ended December 31, 2023). Vehicles are pledged against debt from financial institutions.

11	Property and equipment, net

The components of property and equipment were as follows:

(In USD)
As at	Estimated useful life	March 31, 2024	March 31, 2023

Devices	3 - 5 years	$3,274,998	$3,402,749
Computer equipments	2 - 7 years	603,864	873,178
Office equipments	3 - 10 years	245,545	452,489
Furniture and fixtures	10 years	7,398	10,287
Total, at cost		4,131,805	4,738,703
Less: Accumulated depreciation		(2,572,825)	(2,010,180)
		1,558,980	2,728,523
Right-of-use assets under finance leases:

Vehicles, at cost		$4,117,406	$4,179,272
Accumulated depreciation		(4,117,406)	(4,179,272)
		-	-

Total property and equipment, net		1,558,980	2,728,523

Depreciation expense for the year ended March 31, 2024 and March 31, 2023 was $994,640 and $699,091 respectively. Depreciation expense has been shown under cost of revenue amounting to $828,111 and $337,010 for the year ended March 31, 2024 and March 31, 2023 respectively and under General and administrative expenses amounting to $166,529 and $362,081 for the year ended March 31, 2024 and March 31, 2023 respectively. Vehicles are pledged against debt from financial institutions. There is no change in useful life of the assets during the year.

As of March 31, 2024 and March 31, 2023, the Company believes no  impairment exists because the long-lived asset’s future undiscounted net cash flows expected to be generated exceeds its carrying value; however, there can be no assurances that long-lived assets will not be impaired in future periods.